FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)
The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Consolidated Statement of Comprehensive Income / (Loss):

		Year ended December 31,
(in millions of Euros)	Notes	2020	2019	2018
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized (losses) / gains on foreign currency derivatives - net	9	(4)	7	7
Unrealized (losses) / gains on foreign currency derivatives - net (A)	9	(9)	2	(1)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income / (loss)
Unrealized gains / (losses) on foreign currency derivatives - net		20	(15)	(23)
Gains / (losses) reclassified from cash flow hedge reserve to Consolidated Income Statement		6	7	(2)
Included in Revenue (B)
Realized (losses) / gains on foreign currency derivatives - net	9	(7)	(6)	4
Unrealized gains / (losses) on foreign currency derivatives - net	9	1	(1)	(2)
Derivatives discontinued from hedge accounting
Included in Other gains and losses - net
Losses reclassified from OCI as a result of hedge accounting discontinuation (C)	9	(6)	—	—
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized.
(B)Derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices have been issued.
(C)In the year ended December 31, 2020, we determined that a portion of the hedged forecasted sales for 2020 and 2021, to which hedge accounting was applied, was no longer expected to occur. As a result, the fair value of the related derivatives accumulated in equity was reclassified in the Consolidated Income Statement and resulted a €6 million loss.

Schedule of Exposure to Financial Counterparties by Rating Type
The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31,
	2020		2019
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	3	120	2	83
Rated A	8	282	9	81
Rated Baa	2	20	3	5
Total	13	422	14	169
(A)Financial counterparties for which the Group’s exposure is below €0.25 million have been excluded from the analysis.

Schedule of Undiscounted Contractual Financial Assets and Financial Liabilities Values by Relevant Maturity Groupings
The tables below show undiscounted contractual financial assets and financial liabilities values by relevant maturity groupings based on the remaining periods from December 31, 2020 and 2019, respectively, to the contractual maturity date.

	At December 31,
	2020			2019
(in millions of Euros)	Less than 1 year	Between 1- 5 years	Over 5 years	Less than 1 year	Between 1 - 5 years	Over 5 years
Financial assets
Net debt derivatives	—	—	—	3	4	—
Net cash flows from derivative assets related to currencies and commodities	33	13	—	21	9	—
Total	33	13	—	24	13	—

		At December 31,
		2020			2019
(in millions of Euros)	Notes	Less than 1 year	Between 1 - 5 years	After 5 years	Less than 1 year	Between 1 - 5 Years	After 5 years
Financial liabilities
Borrowings (A)		10	1,089	1,093	139	589	1,438
Leases		41	110	94	40	113	88
Interest (B)		114	398	60	112	404	85
Net debt derivatives		10	30	—	4	—	—
Net cash flows from derivative liabilities related to currencies and commodities		32	7	—	31	25	—
Trade payables and other (excluding contract liabilities)	19	824	29	—	945	15	—
Total		1,031	1,663	1,247	1,271	1,146	1,611
(A)At December 31, 2019, borrowings include the Pan-U.S. ABL, which is considered short-term in nature and is included in the category “Less than 1 year”.
(B)Interest disclosed is an undiscounted forecasted interest amount that excludes interest on leases.

Currency risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
The following tables outline the nominal value (converted to millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures at December 31, 2020.

Forward derivative sales	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2021-2025	508	246
EUR/CHF	2021-2024	82	26
EUR/CZK	2021	21	—
Other currencies	2021	6	—

Forward derivative purchases	Maturity Year	Less than 1 year	Over 1 year
USD/EUR	2021-2024	624	61
EUR/CHF	2021-2025	128	44
EUR/CZK	2021-2022	85	29
Other currencies	2021	—	—

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Derivatives
Included in Finance costs - net
Realized gains on foreign currency derivatives - net	7	9	5
Unrealized (losses) / gains on foreign currency derivatives - net	(39)	4	23
Total	(32)	13	28

Commodity price risk
Disclosure of detailed information about hedging instruments [line items]
Schedule of Nominal Value of Derivatives
At December 31, 2020, the nominal amount of commodity derivatives is as follows:

(in millions of Euros)	Maturity	Less than 1 year	Over 1 year
Aluminium	2021-2024	238	30
Premium	2021-2025	7	6
Copper	2021-2022	4	4
Silver	2021	2	—
Natural gas	2021-2022	4	1
Zinc	2021-2023	4	5

Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Derivatives
Included in Other gains and losses - net
Realized (losses) / gains on commodity derivatives - net	(31)	(56)	7
Unrealized gains / (losses) on commodity derivatives - net	25	31	(83)

Other currencies
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro	The table below summarizes the impact on profit and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	2
Trade payables	(2)
Derivatives on commercial transactions (A)	23	(30)
Net commercial transaction exposure	23	(30)
Cash in Bank and intercompany loans	123
Borrowings	(170)
Derivatives on financing transactions	47
Net financing transaction exposure	—	—
Total	23	(30)
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future years when these sales are recognized. The impact on pretax equity of €30 million relates to derivatives hedging future sales spread from 2021 to 2025 which are designated as cash flow hedges.

U.S. Dollars
Disclosure of detailed information about hedging instruments [line items]
Schedule of Impact on Profit and Equity (before tax effect) of a 10% strengthening of the US Dollar versus the Euro
The table below summarizes the impact on profit and equity (before tax effect) of a 10% strengthening of the U.S. Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening U.S. Dollar/Euro	3	30